                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06590

Morgan Stanley Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o July 31, 2006 (unaudited)

   PRINCIPAL
   AMOUNT IN                                                                            COUPON      MATURITY
   THOUSANDS                                                                             RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------

              TAX-EXEMPT MUNICIPAL BONDS (140.9%)
              General Obligation (8.3%)
     $3,000   Los Angeles, California, Ser 2004 A (MBIA)                                5.00%        09/01/24      $3,124,320
              District of Columbia,
      5,000       Refg Ser 1993 B (Ambac)                                               5.50         06/01/09       5,227,100
      6,000       Refg Ser 1993 B (FSA)                                                 5.50         06/01/10       6,337,740
      1,000   Omaha Convention Hotel Corp, Nebraska, Ser 2002 A (Ambac)                 5.50         04/01/18       1,072,970
      2,055   Pennsylvania, First Ser 2003 RITES PA - 1112 B (MBIA)                     5.244[+/+]   01/01/19       2,320,136
      4,000   Houston, Texas, Public Impr & Refg Ser  2001 B (FSA)                      5.50         03/01/17       4,244,040
      3,000   King County, Washington, Refg 1998 Ser B (MBIA)                           5.25         01/01/34       3,073,140
      2,500   Spokane School District #81, Washington, Ser 2005 (MBIA)                  0.00#        12/01/23       2,306,775
      -----                                                                                                         ---------
     26,555                                                                                                        27,706,221
     ------                                                                                                        ----------

              Educational Facilities Revenue (7.6%)
      2,500   University of Arizona, 2003 Ser B COPs (Ambac)                            5.00         06/01/23       2,580,850
              University of California,
      2,000       Ser 2003 B (Ambac)                                                    5.00         05/15/22       2,082,260
      2,000       Multi Purpose Ser Q (FSA)                                             5.00         09/01/31       2,061,840
      3,000   District of Columbia, American Association for the Advancement of
                  Science Ser 1997 (Ambac)                                              5.125        01/01/27       3,067,230
      1,300   New Hampshire Health & Education Facilities Authority, University of
                  New Hampshire Ser 2001 (Ambac)                                        5.125        07/01/33       1,346,735
      5,000   New Jersey Educational Facilities Authority, Higher Education
                  Ser 2002 A (Ambac)++                                                  5.25         09/01/21       5,298,350
      4,200   New York State Dormitory Authority, School District Ser
                  2002 E (MBIA)                                                         5.50         10/01/17       4,549,398
      1,000   University of Medicine and Dentistry, New Jersey, Ser 2004
                 COPs (MBIA)                                                            5.00         06/15/29       1,027,780
      3,000   University of North Carolina at Wilmington, Student Housing
     ------       Ser 2005 COPs (FGIC)                                                  5.00         06/01/36       3,069,720
                                                                                                                    ---------
     24,000                                                                                                        25,084,163
     ------                                                                                                        ----------

              Electric Revenue  (21.5%)
      4,000   Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)           5.25         10/01/40       4,190,760
      4,000   Lafayette, Louisiana, Utilities Ser 2004 (MBIA)                           5.25         11/01/25       4,248,480
      5,000   Nebraska Public Power District, 2003 Ser A (Ambac)                        5.00         01/01/35       5,133,550
              Long Island Power Authority, New York,
      3,000       Refg Ser 2003 C (FSA)                                                 5.00         09/01/28       3,090,930
      4,000       Ser 2006 A (XLCA)                                                     5.00         12/01/26       4,152,440
      6,000   North Carolina Municipal Power Agency #1, Catawba Ser 2003 A
                  (MBIA)                                                                5.25         01/01/19       6,362,700
             South Carolina Public Service Authority,
     10,000       Ser 2003 A (Ambac)                                                    5.00         01/01/27      10,303,000
      4,000       Ser 2006 A (MBIA)                                                     5.00         01/01/36       4,134,920
              Lower Colorado River Authority, Texas,
     10,000       Refg Ser 1999 A (FSA)                                                 5.875        05/15/16      10,625,400
      5,000       Refg Ser 2001 (FSA)                                                   5.00         05/15/26       5,105,200
      8,780       Refg Ser 2002 (MBIA)                                                  5.00         05/15/31       8,974,477
      5,000   Intermountain Power Agency, Utah, 2003 Ser A (FSA)                        5.00         07/01/21       5,203,650
      -----                                                                                                         ---------
     68,780                                                                                                        71,525,507
     ------                                                                                                        ----------

              Hospital Revenue  (5.0%)
      2,000   Illinois Finance Authority, Swedish American Hospital
                  Ser 2004 (Ambac)                                                      5.00         11/15/31       2,046,860
      2,000   Indiana Health Facilities Financing Authority, Community Health
                  Ser 2005 A (Ambac)                                                    5.00         05/01/35       2,053,320
        105   Missouri  Health & Educational Facilities, SSM Health Care
                  Ser 1998 A (MBIA)                                                     5.00         06/01/22         107,266
      1,500   Medical University Hospital Authority, South Carolina, FHA Insured
                  Mtge Ser 2004 A (MBIA)                                                5.25         02/15/25       1,579,815
              Amarilo Health Facilities Corporation, Texas,
      3,020       Baptist St Anthony's Hospital Ser 1998 (FSA)                          5.50         01/01/16       3,279,811
      5,075       Baptist St Anthony's Hospital Ser 1998 (FSA)                          5.50         01/01/17       5,526,218
      2,000   Washington State Health Care Facilities Authority, Kadlec
      -----       Medical Center Ser A (AGC) (WI)                                       5.00         12/01/30       2,046,080
                                                                                                                    ---------
     15,700                                                                                                        16,639,370
     ------                                                                                                        ----------

              Industrial Development/Pollution Control Revenue  (2.2%)
      5,000   Hawaii Department of Budget and Finance, Hawaiian Electric Co
                  Ser 1999 C (AMT) (Ambac)                                              6.20         11/01/29       5,376,500
      2,000   Delaware County Industrial Development Authority, Pennsylvania,
      -----       Aqua Inc Ser A 2005 (AMT) (FGIC)                                      5.00         11/01/37       2,036,480
                                                                                                                    ---------
      7,000                                                                                                         7,412,980
      -----                                                                                                         ---------

              Public Facilities Revenue  (8.6%)
     15,000   Miami-Dade County School Board, Florida, 2003 Ser A COPs (FGIC)           5.00         08/01/29      15,369,150
      3,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)              5.25         08/01/14       3,213,990
      2,500   Missouri Joint Municipal Electric Utilities Common Plum Point
                  Project (MBIA)                                                        5.00         01/01/26       2,607,675
      3,000   Oregon Department of Administrative Services, Ser 2005 B COPs
                  (FGIC)                                                                5.00         11/01/24       3,118,020
      4,000   Puerto Rico Public Buildings Authority, Ser J (Ambac)
      -----       (Mandatory Tender 07/01/12)                                           5.00         07/01/36       4,209,840
                                                                                                                    ---------
     27,500                                                                                                        28,518,675
     ------                                                                                                        ----------

              Recreational Facilities Revenue (5.1%)
      3,000   Denver Convention Center Hotel Authority, Colorado,
                  Refg Ser 2006 (XLCA)                                                  5.00         12/01/30       3,090,810
      2,000   District of Columbia Ballpark, Ser B-1 (FGIC)                             5.00         02/01/31       2,057,140
              Metropolitan Pier & Explosion Authority, Illinois,
      3,000       McCormick Place Refg Ser 2002 B (MBIA)                                0.00##       06/15/18       2,393,310
      5,000       McCormick Place Ser 2002 A (MBIA)                                     5.25         06/15/42       5,230,400
      2,400   Marion County Convention & Recreational Facilities Authority,
                  Indiana,  Refg Ser 2003 A (Ambac)                                     5.00         06/01/19       2,490,504
      1,500   Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)            5.25         09/01/39       1,583,475
      -----                                                                                                         ---------
     16,900                                                                                                        16,845,639
     ------                                                                                                        ----------

              Transportation Facilities Revenue  (30.1%)
      1,000   Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport
                  Ser 2002 B (AMT) (FGIC)                                               5.75         07/01/19       1,074,730
      9,000   Long Beach, California, Harbor Refg Ser 1998 A (AMT) (FGIC)               6.00         05/15/18      10,308,330
      5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                                5.00         01/01/33       5,122,900
      5,000   Chicago, Illinois, O'Hare Int'l Airport, Third Lien Ser 2005 A (MBIA)     5.25         01/01/25       5,314,650
      4,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)           5.50         01/01/15       4,411,520
      2,000   Massachusetts Turnpike Authority, Metropolitan Highway
                  ROLS RRII R 536 (MBIA)                                                5.701[+/+]   01/01/37       2,103,120
      5,000   Minneapolis - St Paul Metropolitan Airports Commission, Minnesota,
                  Ser 2001 C (FGIC)                                                     5.25         01/01/32       5,174,800
      3,000   St Louis, Missouri, Lambert Int'l Airport Ser 2001 A (MBIA)               5.00         07/01/20       3,082,020
      7,000   Nevada Department of Business & Industry, Las Vegas Monorail
                  1st Tier Ser 2000 (Ambac)                                             5.375        01/01/40       7,216,300
      2,000   Delaware River Port Authority, New Jersey & Pennsylvania,
                  Ser 1995 (FGIC) **                                                    5.50         01/01/26       2,042,640
      4,000   New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC)         5.25         06/15/20       4,279,160
              Metropolitan Transportation Authority, New York,
      3,000       Dedicated Tax Refg Ser 2002 A (FSA)                                   5.25         11/15/24       3,196,560
     10,000       Transportation Refg Ser 2002 A (FGIC)                                 5.00         11/15/25      10,337,000
     10,000   Triborough Bridge & Tunnel Authority, New York,
                  Refg 2002 E (MBIA)                                                    5.25         11/15/22      10,659,700
      9,000   Dallas-Fort Worth Int'l Airport, Texas, Ser 2003 A (AMT) (FSA)            5.375        11/01/22       9,506,970
      3,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                  5.25         08/15/35       3,111,330
      4,000   Texas Turnpike Authority, Central Texas First Tier
                  Ser 2002 A (Ambac)                                                    5.50         08/15/39       4,275,640
      3,000   Richmond Metropolitan Authority, Virginia, Refg Ser 2002 (FGIC)           5.25         07/15/22       3,317,370
      5,000   Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)                      5.625        02/01/24       5,257,050
      -----                                                                                                         ---------
     94,000                                                                                                        99,791,790
     ------                                                                                                        ----------

              Water & Sewer Revenue (28.5%)
      5,000   Los Angeles Department of Water & Power, California, Water
                  2004 Ser C (MBIA)                                                     5.00         07/01/24       5,203,650
      4,000   Oxnard Financing Authority, California, Water Ser 2004 (XLCA)             5.00         06/01/28       4,115,920
      3,000   Sacramento County, California, Sanitation District Financing
                  Authority (FGIC)                                                      5.00         12/01/36       3,119,160
              San Diego County Water Authority, California,
      5,000       Ser 2002 A COPs (MBIA)                                                5.00         05/01/27       5,151,150
      5,000       Ser 2004 A COPs (FSA)                                                 5.00         05/01/29       5,158,750
      5,000   Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC)                     5.00         10/01/28       5,112,650
      5,000   Atlanta, Georgia, Water & Wastewater, Ser 2004 (FSA)                      5.00         11/01/23       5,193,050
      2,000   Augusta, Georgia, Water & Sewer Ser 2004 A (FSA)                          5.25         10/01/39       2,099,340
              Detroit, Michigan,
      3,000       Sewage Disposal Ser 2001 A (FGIC)                                     5.125        07/01/31       3,099,120
      3,000       Sewage Refg Ser 2003 A (FSA)                                          5.00         07/01/26       3,085,500
      8,000       Sewage Refg Ser 2003 A (FSA)                                          5.00         07/01/28       8,194,560
      5,080   Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A (FGIC)           5.25         06/01/19       5,407,050
      1,005   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                  5.00         01/01/23       1,025,522
      5,000   Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac)           5.25         12/15/14       5,407,450
     15,000   Houston, Texas, Combined Utility Refg 2004 Ser A (FGIC)                   5.25         05/15/23      15,933,750
      3,000   San Antonio, Texas, Water & Refg Ser 2002 A (FSA)                         5.00         05/15/32       3,059,400
      5,000   King County, Washington, Sewer Refg 2001 (FGIC)                           5.00         01/01/31       5,098,350
              Seattle, Washington,
      2,890       Water Refg 2003 (MBIA)                                                5.00         09/01/20       3,013,201
      2,870       Water Refg 2003 (MBIA)                                                5.00         09/01/23       2,970,192
      2,900   West Virginia Water Development Authority, Loan Program II
      -----       Refg 2003 Ser B (Ambac)                                               5.25         11/01/23       3,105,262
                                                                                                                    ---------
     90,745                                                                                                        94,553,027
     ------                                                                                                        ----------

              Other Revenue (4.3%)
      3,000   California, Economic Recovery Ser 2004 A (MBIA)                           5.00         07/01/15       3,213,330
      6,000   Golden State Tobacco Securitization Corporation, California,
                  Enhanced Asset Backed Ser 2005 A (FGIC)                               5.00         06/01/38       6,156,900
              New York City Transitional Finance Authority, New York,
      2,000      2000 Ser C (Ambac)                                                     5.25         08/01/21       2,124,520
      2,500      2000 Ser C (Ambac)                                                     5.25         08/01/22       2,655,650
      -----                                                                                                         ---------
     13,500                                                                                                        14,150,400
     ------                                                                                                        ----------

              Refunded  (19.7%)
      5,000   Mesa Industrial Development Authority, Arizona, Discovery Health
                  Ser 1999 A (MBIA)                                                     5.875        01/01/10+      5,365,800
      5,000   California Department of Water Resources, Power Supply
                  Ser 2002 A (Ambac)                                                    5.375        05/01/12+      5,463,600
              California Infrastructure & Economic Development Bank,
     10,000       Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC)     5.00         01/01/28+     10,848,200
      5,000       Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (Ambac)    5.00         01/01/28+      5,424,100
     15,000   Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)               5.50         01/01/11+     16,005,300
      3,275   Massachusetts Municipal Wholesale Electric Company, 1993
                  Ser A (Ambac) (ETM)                                                   5.00         07/01/10       3,363,851
      5,000   Allegheny County Hospital Development Authority, Pennsylvania,
                  Pittsburgh Mercy Health Ser 1996 (Ambac) (ETM)                        5.625        08/15/18       5,245,500
     10,000   Rhode Island Depositors Economic Protection Corporation,
                  Refg 1992 Ser B (MBIA) (ETM)                                          6.00         08/01/17      10,497,300
      3,000   Alexandria Industrial Development Authority, Virginia, Institute for
      -----       Defense Analysis Ser 2000 A (Ambac)                                   5.90         10/01/10+      3,269,160
                                                                                                                    ---------
     61,275                                                                                                        65,482,811
     ------                                                                                                        ----------

    445,955   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $450,505,454)                                                467,710,583
    -------                                                                                                       -----------

              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (5.0%)
      6,000   Illinois Financing Authority, Ser 2005 B (Demand 08/01/06)                3.70*        05/15/35       6,000,000
      3,200   Michigan Strategic Fund, Public Power Agency, SubLien Ser
                  1998 F (Demand 08/01/06)                                              3.68*        06/01/31       3,200,000
      4,300   Missouri Health & Educational Facilities Authority,
                 Washington University Ser 1996 C (Demand 08/01/06)                     3.68*        03/01/40       4,300,000
      3,000   Geisinger Authority, Pennsylvania, Geisinger Health Ser 2000 B
      -----       (Demand 08/01/06)                                                     3.68*        08/01/22       3,000,000
                                                                                                                    ---------
     16,500   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $16,500,000)                                 16,500,000
     ------                                                                                                        ----------

   $462,455    TOTAL INVESTMENTS (Cost $467,005,454) (a) (b)                            145.9%                    484,210,583
   ========

               OTHER ASSETS IN EXCESS OF LIABILITIES                                      0.8                       2,745,332

               PREFERRED SHARES OF BENEFICIAL INTEREST                                  (46.7)                   (155,104,417)
                                                                                        ------                  -------------

               NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             100.0%                   $331,851,498
                                                                                        ======                   ============

----------
Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT    Alternative Minimum Tax.

COPs   Certificates of Participation.

ETM    Escrowed to maturity.

RITES  Residual Interest Tax-Exempt Securities (Illiquid Securities).

ROLS   Reset Option Longs (Illiquid Security).

WI     Security purchased on a when-issued basis.

+      Prerefunded to call date shown.

++     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $290,000.

[+/+]  Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $4,423,256 which represents 0.9% of net assets applicable to common shareholders.

#      Currently a zero coupon security; will convert to 5.125% on December 1,
       2008.

##     Currently a zero coupon security; will convert to 5.30% on June 15, 2012.

*      Current coupon of variable rate demand obligation.

**     Joint exemption in locations shown.

(a)    Securities have been designated as collateral in an amount equal to
       $64,344,912 in connection with open futures contracts and the purchase of a when-issued security.

(b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,514,107 and the aggregate gross unrealized depreciation is $308,978 resulting in net unrealized appreciation
       $17,205,129.

Bond Insurance:
---------------
    AGC     Assured Guaranty Corporation.
   Ambac    Ambac Assurance Corporation.
    FGIC    Financial Guaranty Insurance Company.
    FHA     Federal Housing Administration.
    FSA     Financial Security Assurance Inc.
    MBIA    Municipal Bond Investors Assurance Corporation.
    XLCA    XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

NUMBER OF                                      DESCRIPTION, DELIVERY                UNDERLYING FACE                UNREALIZED
CONTRACTS              LONG/SHORT                 MONTH AND YEAR                    AMOUNT AT VALUE               DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

      200                 Short             U.S. Treasury Notes 10 year              $(21,206,250)                 $(159,924)
                                                  September 2006

      400                 Short             U.S. Treasury Notes 5 year                (41,687,500)                  (129,224)
                                                  September 2006                                             -----------------------

                                            Total Unrealized Depreciation.............................             $(289,148)
                                                                                                             =======================

                        Geographic Summary of Investments

             Based on Market Value as a Percent of Total Investments

Arizona.................  1.9%     Louisiana.......   0.9%    New Jersey..........   2.6%     Texas .............    15.2%

California..............  14.8     Maryland........    0.3    New York............   8.4      Utah ..............     1.1

Colorado................  1.5      Massachusetts...    1.1    North Carolina......   1.9      Virginia ..........     1.4

District of Columbia....  3.4      Michigan........    3.6    Ohio................   0.2      Washington.........     4.9

Florida.................  4.9      Minnesota.......    1.1    Oregon..............   0.6      West Virginia......     0.6

Georgia.................  2.6      Missouri........    2.1    Pennsylvania........   4.1      Joint exemptions*..    (0.4)
                                                                                                                  ---------
Hawaii..................  1.1      Nebraska........    1.3    Puerto Rico ........   0.9

Illinois................  8.6      Nevada..........    2.6    Rhode Island........   2.2      Total+                100.0%
                                                                                                                  =========
Indiana.................  0.9      New Hampshire...    0.3    South Carolina......   3.3

---------
*    Joint exemptions have been included in each geographic location.

+    Does not include open short future contracts with an underlying face value amount of $62,893,750 with unrealized depreciation of $289,148.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006
                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

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